Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 1,547,672	¥ 1,599,093
Debt instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,528,921	1,582,957
Equity instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 18,751	¥ 16,136